Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 JPY (¥) ft²	Mar. 31, 2024 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense | $	$ 952,126	$ 1,232,611	$ 1,226,496
Piece of land (in Square Feet) | ft²	16,165			16,165
Land carrying value	$ 2,300,000	$ 2,300,000		¥ 340.1	¥ 340.1